OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

4      OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As at December 31
	2015	2016

Rental and other deposits	9,456	30,136
Deferred tax assets, current (note 20)	5,193	—
Assets held for sale	18,531	18,531
Others	508	484

	33,688	49,151

Assets held for sale included property held for sale of RMB9,075 and IT equipment awaiting for sale of RMB9,456, for which the Company has entered into sale contracts with the customer.

Others mainly represented miscellaneous receivables due from employees.